Statements of Cash Flows (Unaudited) (Quarterly Report, USD $)	9 Months Ended
	Sep. 30, 2013	Sep. 30, 2012
Quarterly Report
Cash flows from operating activities:
Net loss	$ (1,400,389)	$ (596,016)
Adjustments to reconcile net loss to Net cash used in operations:
Depreciation and amortization	8,642	14,400
Common stock issued/issuable in payment of services	240,547	146,250
Preferred stock issued in payment of services	225,000	29,532
Stock option compensation	450,000
Change in operating assets and liabilities:
Accounts receivable	1,098	(35,932)
Inventory	116,618	(5,816)
Prepaid expenses		12,600
Accounts payable	(115,529)	75,484
Accrued expenses	49,435	66,117
Accrued interest	45,573	29,906
Payroll taxes payable	5,818	5,263
Deferred revenue	(105,109)	(79,662)
Net cash used in operating activities	(478,296)	(337,874)
Cash flows from investing activities:
Purchases of equipment	(6,905)	(1,948)
Net cash used in investing activities	(6,905)	(1,948)
Proceeds from issuable common stock	100,000
Proceeds from sale of common stock	385,000	322,500
Principal payments on notes payable	(15,000)	(21,114)
Loans to/from stockholders, Net	21,210	31,082
Net cash provided by financing activities	491,210	332,468
Increase (decrease) in cash	6,009	(7,354)
Cash and cash equivalents at beginning of period	107,181	29,041
Cash and cash equivalents at end of period	113,190	21,687
Non cash investing and financing activities:
Notes payable paid down with common stock		15,000
Note payable paid with issuable common stock	111,000
Accrued interest paid with common stock	48,720
Stock settlement payable (resolution)	124,578
Issuance of common stock issuable	267,000
Accrued interest paid with common stock		75,000
Loans from stockholders repaid with common stock	17,500
Accounts payable paid with common stock	90,900	28,500
Accrued expenses paid with common stock		151,839
Common stock issued in prepayment of services	22,500	285,000
Preferred stock issuable in prepayment of services		118,125
Notes Payable Paid By Shareholder	32,740
Cash paid for Income taxes
Cash paid for Interest	$ 40	$ 247